Operating leases (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Operating leases [Abstract]
Operating leases
Note 8 - Operating Leases

The table below presents certain information related to the lease costs for operating leases for the three and nine months ended September 30, 2020 and 2019:

Dollars in thousands	For the Nine Months Ended		For the Three Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Operating lease costs	$331	$219	$110	$95
Variable lease costs	27	24	11	8
Total operating lease costs	$358	$243	$121	$103
As of September 30, 2020, the weighted-average remaining operating lease term was 1.9 years and the incremental borrowing rate was 12.5% for operating leases recognized on the Company’s condensed consolidated balance sheets. Short term lease costs, excluding expenses relating to leases with a lease term of one month or less, were less than $0.1 million for the nine months ended September 30, 2020. During the three and nine months ended September 30, 2019, the Company recorded less than $0.1 million of short term lease costs, respectively.
Rent expense was $0.2 and $0.4 million for the three and nine months ended September 30, 2020, respectively, and $0.2 million and $0.3 million for the three and nine months ended September 30, 2019, respectively.
Undiscounted cash flows
The table below reconciles the undiscounted cash flows for the remaining term of the operating lease liabilities recorded on the condensed consolidated balance sheets:

Dollars in thousands	Operating Leases
Remainder of 2020	$114
2021	464
2022	246
2023	7
Total minimum lease payments	$831
Less: amount of lease payments representing interest	86
Present value of future minimum lease payments	$745
Less: current obligations under leases	395
Long-term lease obligations	$350

Note 8 – Operating leases

Effective January 1, 2019, the Company adopted the FASB guidance on leases (“Topic 842”), which requires leases with durations greater than twelve months to be recognized on the balance sheet. The Company adopted Topic 842 using the modified retrospective transition approach.  Prior year financial statements were not recast under Topic 842, and therefore those amounts are not disclosed. The Company has elected certain practical expedients, including the package of practical expedients to not reassess prior conclusions related to contracts containing leases, lease classification and initial direct costs as well as an accounting policy to account for lease and non-lease components as a single component.  The Company also elected the optional transition method that gives companies the option to use the effective date as the date of initial application on transition, and as a result, the Company did not adjust its comparative period financial information or make the new required lease disclosures for periods before the effective date. The Company has elected to make the accounting policy election for short-term leases. Consequently, short-term leases are recorded as an expense on a straight-line basis over the lease term.  The Company did not elect the hindsight practical expedient.

The Company’s leases relate to our corporate offices and warehouse. For leases with terms greater than 12 months, the Company records the related asset and obligation at the present value of lease payments over the term. Lease renewal options are not included in the measurement of the right-of-use assets and right-of-use liabilities unless the Company is reasonably certain to exercise the optional renewal periods. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.  Additionally, the Company’s leases contain rent escalations over the lease term and the Company recognizes expense for these leases on a straight-line basis over the lease term. Some of the Company’s leases include rent escalations based on inflation indexes.

The Company identified an error as of January 1, 2019 related to the adoption of ASC 842, Leases, which resulted in an overstatement of less than $0.1 million for right-of-use assets and operating lease liabilities, respectively.   The Company also identified an overstatement of Accumulated Deficit of less than $0.1 million as of January 1, 2019.  The errors related to the impact upon adoption of ASC 842 were corrected during the twelve months ended December 31, 2019.  The Company believes the correction of these errors is not material to the consolidated financial statements as of and for the twelve months ended December 31, 2019.

For leases entered into or reassessed after the adoption of the new standard, the Company has elected the practical expedient allowed by the standard to account for all fixed consideration in a lease as a single lease component. Therefore, the lease payments used to measure the operating lease liability for these leases include fixed minimum rentals along with fixed operating costs such as common area maintenance and utilities.

The Company’s leases do not provide a readily available implicit rate. Therefore, the Company estimates the incremental borrowing discount rate based on information available at lease commencement. The discount rates used are indicative of a synthetic credit rating based on quantitative and qualitative analysis.

The table below presents the lease-related assets and liabilities recorded upon adoption:

		January 1,
Dollars in thousands	Classification on the balance sheet 2019	2019
Assets
Operating lease right-of-use assets	Operating lease right-of-use assets	421

Liabilities
Current - operating	Operating lease liability short term	87
Noncurrent - operating	Operating lease liability long term	342
Total lease liabilities		$429

The table below presents certain information related to the lease costs for operating leases for the years ended December, 31 2019 and 2018.

	Year ended December 31,
Dollars in thousands	2019	2018
Operating lease costs	369	189
Variable lease costs	31	42
Total operating lease costs	$400	231

As of December 31, 2019, the weighted-average remaining operating lease term was 2.6 years and the incremental borrowing rate was 12.5% for operating leases recognized on our consolidated balance sheet. Short term lease costs, excluding expenses relating to leases with a lease term of one month or less, was $0.1 million for the year ended December 31, 2019.

Rent expense for the year ended December 31, 2019 and 2018 was $0.5 million and $0.2 million, respectively.

Undiscounted cash flows

The table below reconciles the undiscounted cash flows for each of the first four years and total of the remaining years to the operating lease liabilities recorded on the balance sheet.

Operating Leases
2020	444
2021	459
2022	240
2023	5
Total minimum lease payments	1,148
Less: amount of lease payments representing interest	162
Present value of future minimum lease payments	$986
Less: current obligations under leases	345
Long-term lease obligations	$641

Future minimum lease payments under contractually-obligated leases as of December 31, 2018 were as follows (in thousands):

Year ending December 31,

2019	$257
2020	296
2021	296
2022	123
2023	-
$972